EARNINGS (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of earnings per share [Abstract]
Disclosure of earnings per share

	2025	2024	2023
	US cents per share
Basic earnings (loss) per ordinary share	519	233	(56)
The calculation of basic earnings (loss) per ordinary share is based on profits/(loss)
attributable to equity shareholders of $2,636m (2024: $1,004m; 2023: ($235m)) and
508,360,174 (2024: 430,131,931; 2023: 421,105,111) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	518	233	(56)
The calculation of diluted earnings (loss) per ordinary share is based on profits/(loss)
attributable to equity shareholders of $2,636m (2024: $1,004m; 2023: ($235m)) and
509,093,536 (2024: 430,917,455; 2023: 421,105,111) shares being the diluted number of ordinary shares.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2025	2024	2023
Weighted average number of ordinary shares (1)	508,360,174	430,131,931	421,105,111
Dilutive potential of share options (2)	733,362	785,524	—
Diluted weighted average number of ordinary shares	509,093,536	430,917,455	421,105,111
(1)Employee compensation awards are included in basic earnings per ordinary share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.
(2)Effect of share options for 2023 is anti-dilutive.

	US Dollars
Figures in millions	2025	2024	2023

Headline earnings (loss) (1)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):

Profit (loss) attributable to equity shareholders	2,636	1,004	(235)

Net impairment (reversal of impairment) of tangible assets, right of use assets and investment in joint venture, net	40	(52)	165
Net impairment (reversal of impairment) of tangible and right of use assets	40	(60)	192
Impairment of investment in joint venture	—	2	1
Taxation on net impairment (reversal of impairment) of tangible assets, right of use assets and investment in joint venture	—	6	(28)

Loss on derecognition and disposal of tangible assets and right of use assets, net	48	2	24
Loss on derecognition of tangible assets and right of use assets	13	—	35
Loss (profit) on disposal of tangible assets	35	2	(6)
Taxation on derecognition and disposal of tangible assets	—	—	(5)

	2,724	954	(46)
	US Cents
Headline earnings (loss) per ordinary share (1)
Headline earnings (loss) per ordinary share (2)	536	221	(11)
Diluted headline earnings (loss) per ordinary share (3)	535	221	(11)
(1)The financial measures “headline earnings (loss)” and “headline earnings (loss) per share” are not calculated in accordance with IFRS. These measures are calculated according to the Headline Earnings Circular 1/2023, issued by the South African Institute of Chartered Accountants (SAICA) at the request of the JSE
Limited (JSE). These measures, however, are required to be disclosed by the JSE Listings Requirements and therefore do not constitute Non-GAAP financial measures for purposes of the rules and regulations of the U.S. Securities and Exchange Commission (SEC) applicable to the use and disclosure of Non-GAAP financial measures.
(2)Calculated on the basic weighted average number of ordinary shares.
(3)Calculated on the diluted weighted average number of ordinary shares.